OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Liabilities [Abstract]
OTHER LIABILITIES [Text Block]

15. OTHER LIABILITIES

As at December 31	2021	2020
Foreign exchange forward contracts designated as cash flow hedges	$282	$-
Current portion of deferred revenue	1,184	546
Other liabilities	-	301
Current portion of other liabilities	$1,466	$847

Non-current portion of deferred revenue	29	57
Non-current portion of other liabilities	5	-
Other liabilities	$34	$57

Deferred Revenue

The following table presents changes in the deferred revenue balances during 2021 and 2020:

	2021	2020
Balance, beginning of year	$603	$891
Amounts invoiced and revenue deferred	5,404	3,209
Recognition of deferred revenue	(4,794)	(3,497)
Balance, end of year	$1,213	$603